Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net income	$ 1,854	$ 9,620	$ 7,494
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	1,437	1,275	1,173
Amortization of premiums and accretion of discounts on investment securities, net	2,777	3,247	6,629
Stock compensation expense	138	157	161
Provision for credit losses	669	124	1,409
Loss (gain) on sale of securities	1,986	0	(1,378)
Gain from death benefit proceeds on BOLI	0	(192)	(357)
(Gain) loss on sale of fixed assets	(279)	(322)	13
Impairment loss on fixed assets	0	208	0
Net gain on sale of other real estate owned	0	(27)	(323)
Deferred income tax expense	(362)	401	566
Writedown on other real estate owned	0	42	914
(Increase) decrease in accrued interest receivable	(366)	(694)	1,812
Increase in cash surrender value life insurance	(560)	(665)	(670)
Increase (decrease) in accrued interest payable	511	403	(194)
Increase (decrease) in deferred compensation liability	61	325	(122)
Net change in other operating assets and liabilities	(2,343)	(142)	364
Net cash provided by operating activities	5,523	13,760	17,491
Cash flows from investing activities
Proceeds from calls, paydowns and maturities of securities available-for-sale	11,332	39,399	150,879
Proceeds from calls, paydowns and maturities of securities held-to-maturity	21,377	8,371	0
Proceeds from sales of securities available-for-sale	14,748	0	500,685
Purchases of investment securities available-for-sale	0	(122,120)	(631,131)
Proceeds from sale of FHLB stock	0	0	4,447
Death benefit proceeds from bank-owned life insurance	0	812	1,162
Purchases of bank premises, furniture, fixtures and equipment	(718)	(2,642)	(2,599)
Proceeds from sales of bank premises, furniture, fixtures and equipment	207	546	492
Proceeds from sale of other real estate owned	324	1,331	3,257
Purchases of FHLB stock	(317)	(880)	(4,103)
Net change in loans	(56,739)	(13,166)	75,527
Net cash (used in) provided by investing activities	(9,786)	(88,349)	98,616
Cash flows from financing activities
Net change in deposits	43,675	14,510	16,703
Net increase (decrease) in securities sold under agreement to repurchase	30,512	14,814	(83,512)
Proceeds from borrowings on secured line of credit	0	0	18,000
Dividends paid to shareholders	(4,042)	(5,377)	(5,370)
Net decrease in FHLB advances	0	0	(25,000)
Net cash provided by (used in) financing activities	70,145	23,947	(79,179)
Net increase (decrease) in cash and due from banks	65,882	(50,642)	36,928
Cash and cash equivalents, beginning of year	28,594	79,236	42,308
Cash and cash equivalents, end of year	94,476	28,594	79,236
Supplemental disclosures of cash flow information
Interest	18,895	4,388	5,209
Income taxes	1,950	1,490	515
Noncash disclosures
Real estate acquired by foreclosure	$ 286	$ 49	$ 3,250